Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. federal income tax / rate(1)				$ (10.1)			$ 12.9	$ (92.3)
Foreign income taxed at rates other than 35%				10.1			(46.7)	(36.6)
Changes in valuation allowances							44.4	55.0
Foreign exchange (gain) loss							8.7	8.7
Unrecognized tax benefits(2)							(44.0)	35.1
Withholding taxes, net							(0.3)	8.3
Non-deductible interest							15.4	6.4
Non-deductible expenses							14.2	19.4
Tax credits							(3.6)	(1.0)
Capital loss(3)								(46.7)
Other-net							1.1	(1.1)
Total		$ 29.5	$ (1.3)	$ 0.0	$ 30.7	$ 10.7	$ 2.1	$ (44.8)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. federal income tax / rate(1)				35.00%			35.00%	35.00%
Interest and debt acquisition costs							$ 21.1	$ 21.1
Foreign income taxed at rates other than 35%				(35.00%)			(127.00%)	13.90%
Changes in valuation allowances				0.00%			120.90%	(20.90%)
Foreign exchange (gain) loss				0.00%			23.70%	(3.30%)
Unrecognized tax benefits(2)				0.00%			(119.70%)	(13.20%)
Withholding taxes, net				0.00%			(0.80%)	(3.20%)
Non-deductible interest				0.00%			41.90%	(2.40%)
Non-deductible expenses				0.00%			38.60%	(7.40%)
Tax credits				0.00%			(9.80%)	0.40%
Capital loss(3)				0.00%			0.00%	17.70%
Other-net				0.00%			2.90%	0.40%
Total income tax (benefit)/ effective tax rate				0.00%	57.80%	17.00%	5.70%	17.00%
Successor [Member] | Valuation Allowance, Operating Loss Carryforwards [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Valuation allowances and reserves, charged to cost and expense								$ 46.7
Predecessor [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. federal income tax / rate(1)	$ 5.5								$ 137.6
Foreign income taxed at rates other than 35%	1.0								(10.9)
Changes in valuation allowances	1.4								9.8
Foreign exchange (gain) loss	0.5								4.7
Other-net	(1.3)								4.0
Total	$ 7.1								$ 145.2
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. federal income tax / rate(1)	35.00%								35.00%
Foreign income taxed at rates other than 35%	6.60%								(2.80%)
Changes in valuation allowances	8.90%								2.50%
Foreign exchange (gain) loss	3.10%								1.20%
Unrecognized tax benefits(2)	0.00%								0.00%
Withholding taxes, net	0.00%								0.00%
Non-deductible interest	0.00%								0.00%
Non-deductible expenses	0.00%								0.00%
Tax credits	0.00%								0.00%
Capital loss(3)	0.00%								0.00%
Other-net	(8.00%)								1.10%
Total income tax (benefit)/ effective tax rate	45.60%								37.00%